Document and Entity Information	Aug. 21, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 21, 2024
Entity Registrant Name	IDEX CORP
Entity Incorporation State Country Code	DE
Entity File Number	1-10235
Entity Tax Identification Number	36-3555336
Entity Address Address Line 1	3100 Sanders Road
Entity Address Address Line 2	Suite 301
Entity Address City Or Town	Northbrook
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60062
City Area Code	847
Local Phone Number	498-7070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	IEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000832101
Amendment Flag	false